Leases - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Operating Lease, Cost	$ 22,926	$ 4,473	$ 0	$ 62,441
Operating Lease, Payments	$ 21,191	$ 44,058		$ 93,819
Operating Lease, Weighted Average Remaining Lease Term	1 year 2 months 15 days			1 year 1 month 28 days
Operating Lease, Weighted Average Discount Rate, Percent	22.54%			20.42%
Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	The Company has an operating lease for a vehicle entered into in February 2025 that expires in January 2028. Under the terms of the lease, base rent is $1,058 per month. There is no renewal options associated with the lease.			The Company has an operating lease for a vehicle entered into in February 2025 and expires in January 2028. Under the terms of the lease, base rent is $1,058 per month. There is no renewal options associated with the lease.
Office Space [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	The Company has an operating lease for office space in Redwood City, California which was entered into in June 2025 and expires in June 2026. Under the terms of the lease, base rent is $6,006 per month. There is no renewal options associated with the lease.			The Company has an operating lease for office space in Redwood City, California which was entered into in June 2025 and expires in June 2026. Under the terms of the lease, base rent is $6,006 per month. There is no renewal options associated with the lease.